SPECIAL CASH DIVIDEND TO SHAREHOLDERS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended			12 Months Ended
	Apr. 02, 2014	Nov. 12, 2012	May. 20, 2011	Nov. 19, 2010	Apr. 30, 2014	Nov. 30, 2012	May. 31, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends [Line Items]
Cash dividend declared	$ 0.5	$ 2.3	$ 0.56	$ 2.00
Aggregate amount of cash dividend paid									$ 29,692	$ 76,942
Special cash dividend in May 2011 [Member]
Dividends [Line Items]
Dividends declared, month and year							2011-05
Cash dividend declared							$ 0.56
Aggregate amount of cash dividend paid										79	$ 32,937
Special cash dividend in November 2012 [Member]
Dividends [Line Items]
Dividends declared, month and year						2012-11
Cash dividend declared						$ 2.3
Aggregate amount of cash dividend paid									57	$ 76,863	$ 59,013
Special cash dividend in April 2014 [Member]
Dividends [Line Items]
Dividends declared, month and year					2014-04
Cash dividend declared					$ 0.5
Aggregate amount of cash dividend paid									$ 29,635